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                          SUPPLEMENT TO PROSPECTUS OF
                             NORTH AMERICAN FUNDS
                              Dated March 1, 2000


     CypressTree Asset Management Corporation, Inc. ("CAM") has informed North American Funds (the "Trust") that CypressTree Investments, Inc. ("CypressTree"), CAM's parent company, sold substantially all of CypressTree's assets, including all of the stock of CAM, the Trust's investment adviser, and all of the stock of CypressTree Funds Distributors, Inc. ("CFD"), the Trust's distributor, to American General Corporation ("American General"). The acquisition by American General of CypressTree's assets (the "Acquisition") occurred as of 4:15 p.m. Eastern Time on March 10, 2000 (the "Closing"). American General is a financial services company with approximately $115 billion in assets and over $6 billion in total stockholders' equity.

     The Closing resulted in the termination of (i) the investment advisory agreement between CAM and the Trust with respect to each of the Funds, (ii) the subadvisory agreements between CAM and the various subadvisers to the Funds, and
(iii) the distribution agreement between North American Funds and CFD.

     At a meeting of the Board of Trustees of North American Funds (the "Board") on February 27, 2000, the Board took several actions as described below.

Changes of Certain Fund Names and Proposals to Reorganize Certain Funds

     In conjunction with the Acquisition, the Board approved changes to several of the Funds' names:

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 Old Fund Name                           New Fund Name
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 Growth Equity Fund                      Large Cap Growth Fund
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 Growth and Income Fund                  Growth & Income Fund
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 Small/Mid Cap Fund                      Mid Cap Growth Fund
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 Emerging Growth Fund                    Small Cap Growth Fund
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 National Municipal Bond Fund            Municipal Bond Fund
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 Investment Quality Bond Fund            Core Bond Fund
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     These name changes will facilitate the expected future integration of
American General's family of retail mutual funds into the Trust. As part of this effort, the Board voted to call a meeting of shareholders of the Tax-Sensitive Equity Fund and the Equity-Income Fund to consider the reorganization of those Funds into the Growth & Income Fund.

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Investment Advisory, Subadvisory, and Distribution Agreements

     The Board approved an interim investment advisory agreement between CAM (operating under its new name of American General Asset Management Corp. ("AGAM")) and North American Funds, in order to allow AGAM to continue to serve as investment adviser to the Funds after the Closing. Under the Investment Company Act of 1940, as amended (the "Investment Company Act"), however, AGAM may continue to serve as the investment adviser for each Fund beyond an interim period of 150 days only if shareholders of such Fund approve a new investment advisory agreement. Accordingly, the Board has voted to call a special meeting of shareholders for June 1, 2000 (the "June Shareholder Meeting") to vote on adoption of a new two-year investment advisory agreement with AGAM.

     By their terms, the subadvisory agreements between CAM and the various subadvisers to the Funds also terminated upon the Closing. Therefore, the Board appointed the following subadvisers to manage various Funds pursuant to the Trust's Manager of Managers structure:

     Fund                               Subadviser
     ----                               ----------
     Large Cap Growth Fund              Founders Asset Management, LLC
     Global Equity Fund                 Founders Asset Management, LLC*
     International Small Cap Fund       Founders Asset Management, LLC

     International Equity Fund          Morgan Stanley Dean Witter Investment
                                         Management Inc.

     Growth & Income Fund               Wellington Management Company, LLP
     Tax-Sensitive Equity Fund          Wellington Management Company, LLP*
     Equity-Income Fund                 Wellington Management Company, LLP*

     Balanced Fund                      INVESCO Funds Group, Inc.*
     Mid Cap Growth Fund                INVESCO Funds Group, Inc.*

     Small Cap Growth Fund              Credit Suisse Asset Management, LLC


     *  New Subadviser


     The Board also approved interim subadvisory agreements pursuant to which, upon the Closing, American General Investment Management, L.P. ("AGIM"), a subsidiary of American General, became the subadviser to five of the Funds (the Strategic Income Fund, the Municipal Bond Fund, the Core Bond Fund, the U.S. Government Securities Fund and the Money Market Fund). As an "affiliated person" of American General under the Investment Company Act, AGIM may continue to serve as a subadviser to those five Funds beyond an interim period of 150 days only if shareholders of each such Fund approve a new subadvisory agreement. Therefore shareholders of each of these five Funds will be asked to approve new two year investment subadvisory agreements between AGAM and AGIM with respect to each Fund at the June Shareholder Meeting.

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     In connection with the above changes, which were effective upon the
Closing, the following new portfolio managers have primary day-to-day responsibility for certain of the above listed Funds' portfolios:

Global Equity Fund

          Thomas Arrington, Vice President of Investments
                  - Joined Founders in 1998 as Co-portfolio Manager for Founders Growth Fund.
                  - Was Vice President and Director of Income Equity Strategy at HighMark Capital Management, Inc.

          Scott Chapman, Vice President of Investments and Director of Research
                  - Joined Founders in 1998 as Co-portfolio Manager for Founders Growth Fund.
                  - Was Vice President and Director of Growth Strategy at HighMark Capital Management, Inc.


          Douglas A. Loeffler, CFA, Vice President of Investments
                  - Lead portfolio manager for Dreyfus Founders Worldwide Growth Fund since July 1999.

Tax-Sensitive Equity Fund

          Matt Megargel, Executive Vice President and Partner
                  - Joined Wellington Management Company, LLP in 1983 as a Global Industry Analyst researching the capital goods, entertainment and airline industries.
                  - Currently responsible for managing U.S. core equity portfolios for a broad base of the firm's clients, ranging from mutual funds to educational endowments and corporate pension funds.

Equity-Income Fund

          Matt Megargel (see above)

Balanced Fund

          Charles P. Mayer (equity portion), Director of Investments & Senior
               Vice President, INVESCO Funds Group
                  -  BA, St. Peter's College; MBA, St. John's University.
                  -  Joined INVESCO in 1993.
                  -  Began investment career in 1969.

          Donovan J. (Jerry) Paul, CFA, CPA (fixed-income portion), Senior Vice
               President, INVESCO Funds Group

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                  -  BBA, University of Iowa; MBA, University of Northern Iowa.
                  -  Joined INVESCO in 1994.
                  -  Began investment career in 1976.

          Peter Lovell, Vice President, INVESCO Funds Group
                  - BA in speech communications from Colorado State University; MBA in Finance and Accounting from Regis University.
                  -  Joined INVESCO in 1994.
                  -  Began investment career in 1992.

Mid Cap Growth Fund

          Timothy J. Miller, CFA, Senior Vice President, INVESCO Funds Group
                  -  BSBA, St. Louis University; MBA, University of Missouri.
                  -  Joined INVESCO in 1992.
                  -  Began investment career in 1979.

Strategic Income Fund

          Steven Guterman, Executive Vice President
                  -  Joined AGIM in 1998.
                  - Served as Managing Director at Salomon Brothers, Inc. from 1996 to 1998 and as Senior Portfolio Manager and head of the U.S. Fixed Income Portfolio Group from 1990 to 1998.

Municipal Bond Fund

          The Fund is managed by a team of investment professionals at AGIM.

Core Bond Fund

          Robert N. Kase, Portfolio Manager
                  -  Joined AGIM in 1998.
                  - Served as Investment Officer of VALIC and Senior Portfolio Manager of AGIM since 1998.
                  - Was Senior Portfolio Manager with CL Capital Management, Inc. from 1992 to 1998.

Money Market Fund

          Teresa Moro, Portfolio Manager

                  - Served as Vice President and Investment Officer of American General Series Portfolio Company and as portfolio manager of the American General Series Portfolio Company Money Market Fund since 1991.

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     CFD, under its new name American General Funds Distributors, Inc. ("AGFD"), has continued to serve as the distributor of the Trust's shares since the Closing. The Board approved a new distribution agreement substantially similar to the Trust's previous distribution agreement with CFD (shareholder approval of the new distribution agreement is not required under the Investment Company
Act).

Changes to Certain Fund's Investment Strategies

     The Board approved changes to the investment strategies of several Funds in connection with having changed such Funds' subadvisers.

     Strategic Income Fund. The Fund invests at least 65% of its total assets in a broad range of fixed-income securities, including investment grade bonds (rated Baa or higher by Moody's and BBB or higher by S&P), U.S. Government and agency obligations, mortgage-backed securities, and U.S., Canadian, and foreign high-risk, high-yield bonds (rated C or higher by Moody's and CC or higher by S&P, or comparable unrated securities). Up to 25% of the Fund's total assets will be invested in foreign emerging market debt, and up to an additional 25% in non-U.S. dollar bonds. The Fund may invest up to 20% of total assets in equity securities, such as common and preferred stocks, convertible securities, and warrants. The Fund may invest in asset-backed securities, foreign currency, futures and options, illiquid securities (limited to 15% of the Fund's assets), investment companies, loan participations, money market securities, mortgage-related securities, real estate securities, repurchase agreements, reverse repurchase agreements, dollar rolls, structured securities, swaps, variable amount master demand notes, variable rate demand notes, and when-issued securities.

     Municipal Bond Fund. The Fund will invest at least 80% of total assets in investment grade municipal fixed-income securities, such as municipal bonds, municipal notes, and other municipal obligations. Investment grade bonds are those rated at least Baa3 by Moody's or BBB- by S&P or Fitch, or of comparable quality. The municipal notes are short-term obligations rated high quality or better by Moody's, S&P, or Fitch. The Fund may invest up to 20% of total assets in taxable fixed-income securities, including money market instruments, U.S. Government obligations, and other investment grade securities rated as above. U.S. Government securities are securities issued or guaranteed by the U.S. Government which are supported by the full faith and credit of the U.S. Government; the right of the issuer to borrow from the U.S. Treasury; the credit of the issuing government agency; or the authority of the U.S. Government to purchase obligations of the agency. The Fund may invest in asset-backed securities, equity securities, futures and options, illiquid securities (limited to 15% of the Fund's assets), investment companies, loan participations, mortgage-related securities, real estate securities, repurchase agreements, reverse repurchase agreements, variable amount master demand notes, variable rate demand notes, and when-issued securities. If the Fund invests in municipal securities issued for certain private purposes, a portion of the Fund's dividends may be subject to the alternative minimum tax.

     Money Market Fund. The Fund invests in short-term money market securities to provide you with liquidity, protection of your investment and current income. In accordance with Rule 2a-7 of the Investment Company Act, such securities must mature in 13 months or less and the Fund must have a dollar-weighted average portfolio maturity of 90 days or less. The investments of the Fund may include securities issued or guaranteed by the U.S. Government (and its agencies or instrumentalities), certificates of deposit and other obligations of domestic banks that have total assets in excess of $1 billion, commercial paper sold by corporations and finance companies, corporate debt obligations

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with remaining maturities of 13 months or less, repurchase agreements, money market instruments of foreign issuers payable in U.S. dollars (limited to no more than 20% of the Fund's net assets), asset-backed securities, loan participations, adjustable rate securities, Variable Rate Demand Notes, illiquid and restricted securities (limited to 10% of the Fund's net assets at all times), and Rule 144A securities. The Fund may invest in investment companies, real estate securities, and reverse repurchase agreements.

     Core Bond Fund. The Fund invests at least 65% of its total assets in medium to high quality fixed-income securities, or in securities issued or guaranteed by the U.S. Government, mortgage-backed, or asset-backed securities (U.S. Government securities are securities issued or guaranteed by the U.S. Government which are supported by the full faith and credit of the U.S. Government, or by the right of the issuer to borrow from the U.S. Treasury, or by the credit of the issuing government agency, or by the authority of the U.S. Government to purchase obligations of the agency). A portion of the 65% may be invested in U.S. dollar-denominated fixed-income securities issued by foreign issuers, although the Fund currently intends to limit these investments to no more than 40% of its total assets. These fixed-income securities will be rated investment grade or higher. AGIM will not be required to dispose of a security if its rating is downgraded, however. Up to 10% of the Fund's total assets may be invested in lower quality fixed-income securities, those rated below Baa3 by Moody's and BBB by S&P. Up to 35% of the Fund's total assets may be invested in interest-bearing short-term investments, such as commercial paper, bankers' acceptances, bank certificates of deposit, and other cash equivalents and cash. Equity securities, including common or preferred stocks, convertible securities, and warrants, may comprise up to 20% of the Fund's total assets. The Fund may invest in depositary receipts, foreign currency, futures and options, illiquid securities (limited to 15% of the Fund's assets), investment companies, loan participations, real estate securities, repurchase agreements, reverse repurchase agreements, dollar rolls, structured securities, variable amount master demand notes, variable rate demand notes, and when-issued securities.

     Balanced Fund. The Fund invests in a combination of common stocks and fixed-income securities, including preferred stocks, convertible securities and bonds. The Fund normally invests the majority of its total assets in common stocks and approximately one-quarter of its assets in investment grade debt securities. The portion of the Fund's portfolio invested in equity securities emphasizes companies the subadviser believes to have better-than-average earnings growth potential, as well as companies within industries that the subadviser believes are well-positioned for the current and expected economic climate. Since current income is a component of total return, the subadviser also considers companies' dividend payout records. Most of these holdings are traded on national stock exchanges or in the over-the-counter market. The Fund may also take positions in securities traded on regional or foreign exchanges.
A portion of the Fund's portfolio invested in debt securities may include obligations of the U.S. government, government agencies, and investment grade corporate bonds. Obligations issued by U.S. government agencies may include some supported only by the credit of the issuing agency rather than by the full faith and credit of the U.S. government. The Fund may hold securities of any maturity, with the average maturity of the portfolio varying depending upon economic and market conditions.

     Mid Cap Growth Fund. The Fund invests primarily in common stocks of mid-sized companies -- those with market capitalizations ranging from approximately $2 billion to $15 billion at the time of purchase -- but also has the flexibility to invest in other types of securities including preferred stocks, convertible securities and bonds. The core of the Fund's portfolio will be invested in

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securities of established companies that are leaders in attractive growth markets with a history of strong returns. The remainder of the portfolio will be invested in securities of companies that show accelerating growth, driven by product cycles, favorable industry or sector conditions and other factors that the subadviser believes will lead to rapid sales or earnings growth. The Fund's strategy relies on many short-term factors including current information about a company, investor interest, price movements of a company's securities and general market and monetary conditions. Consequently, the Fund's investments will usually be bought and sold frequently.

     Global Equity Fund. The Fund normally invests at least 65% of total assets in equity securities of growth companies in a variety of markets throughout the world. The Fund may purchase securities in any foreign country, as well as the United States, and emphasizes common stocks of both emerging and established growth companies that generally have proven performance records and strong market positions. The Fund's portfolio will always invest at least 65% of its total assets in three or more countries. The Fund will not invest more than 50% of its total assets in the securities of any one foreign country.

Board of Trustees

     Bradford K. Gallagher, Chairman of the Board and President of CAM, resigned from the Board upon consummation of the Acquisition. Alice T. Kane, President of American General Fund Group, was appointed by the Board as a Trustee of North American Funds and Chairperson of the Board, effective upon the resignation of Mr. Gallagher. Additionally, the Board nominated six additional Trustees to be proposed for election, along with Ms. Kane, at the June Shareholder Meeting. Two of these nominees would replace current Trustees (Don B. Allen and William F. Achtmeyer) who are expected to resign effective upon their successors' election. If shareholders approve the nominees, the Board will increase in size from five to nine Trustees.


                              March 10, 2000

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